Equity Incentive Plan	12 Months Ended
Dec. 31, 2016
Equity Incentive Plan

17. EQUITY INCENTIVE PLAN

2005 Equity Incentive Plan and 2015 Equity Incentive Plan

On April 22, 2005, the Company adopted its 2005 Equity Incentive Plan (“the 2005 Plan”). The 2005 Plan provides for the grant of stock options, stock bonuses, restricted stock awards, restricted stock units and stock appreciation rights, which may be granted to employees (including officers), directors and consultants. The 2005 Plan reserved 10,000 thousand shares of ordinary shares, inclusive of the number of assumed share options under the 2004 Plan, for issuance upon the exercise of stock options.

In 2006, the Company amended the 2005 Plan to reserve an additional 15,000 thousand ordinary shares for issuance upon exercise of stock options and restricted stock units. In 2009, the Company amended the Plan to reserve an additional 15,000 thousand ordinary shares for issuance upon exercise of stock options and restricted stock units.

Restricted stock units are converted into shares of the Company’s ordinary shares upon vesting on one-for-one basis. The vesting of restricted stock unit is subject to the employee’s continuing service to the Company. The cost of these awards is determined using the fair value of the Company’s ordinary share on the date of the grant, and compensation is recognized on a straight-line basis over the requisite service period. The Company’s restricted stock units are considered non-vested share awards as defined under ASC 718.

In April 2010, the Company’s Board of Directors and Compensation Committee approved an employee stock option exchange program that required certain employees to exchange eligible stock options for a lesser number of new stock options that have approximately the same fair values as the options surrendered. Eligible options included stock options granted between August 17, 2005 and July 31, 2008 that had an exercised price above US$1.85. In 2010, 4,369 thousand eligible stock options were exchanged for 3,785 thousand new stock options granted. The new stock options have an exercise price of US$1.47, which was equal to the market price of the Company’s ordinary share on April 26, 2010, the date eligible stock options were surrendered and new stock options granted. The new stock options were issued under the 2005 Plan and are subject to its terms and conditions. The new stock options will continue to vest according to the original vesting schedule. Using the Black-Scholes option pricing model, the Company determined that the fair value of the surrendered stock options on a grant-by-grant basis was approximately equal, as of the date of the exchange, to the fair value of the new stock options granted, resulting in insignificant incremental share-based compensation.

On June 3, 2015, the Company adopted its 2015 Equity Incentive Plan (“the 2015 Plan”). The 2015 Plan provides for the grant of stock options, stock bonuses, restricted stock awards, restricted stock units and stock appreciation rights, which may be granted to employees (including officers), directors and consultants. The 2015 Plan reserved 20,000 thousand shares of ordinary shares for issuance upon exercise of stock options and restricted stock units.

Stock Option and Restricted Stock Units Activity

The following is a summary of, the 2005 Plan and the 2015 Plan, which includes stock options and restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2014	3,566
Restricted stock units granted	(1,923)
Option and restricted stock units forfeited	44

Available for grant at December 31, 2014	1,687
Authorized	20,000
Restricted stock units granted	(2,000)
Option and restricted stock units forfeited	175

Available for grant at December 31, 2015	19,862
Restricted stock units granted	(1,446)
Option and restricted stock units forfeited	335

Available for grant at December 31, 2016	18,751

Stock Options

A summary of the stock option activity and related information is as follows:

	Number of Options Shares (in Thousands)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2014	1,410	1.47
Options forfeited	—	—
Options exercised	(352)	1.46

Outstanding at December 31, 2014	1,058	1.47	1.35

Options vested and expected to vest after December 31, 2014	1,058	1.47	1.35
Options forfeited	(143)	1.47
Options exercised	(336)	1.47

Outstanding at December 31, 2015	579	1.47	0.92

Options vested and expected to vest after December 31, 2015	579	1.47	0.92
Options forfeited	(257)	1.47	—
Options exercised	(64)	1.47	—

Outstanding at December 31, 2016	258	1.47	0.25

Options vested and expected to vest after December 31, 2016	258	1.47	0.25

Options exercisable at December 31, 2016	258	1.47	0.25

No stock options were granted in 2014, 2015 and 2016. The intrinsic value of options exercised, determined as of the date of option exercise, was US$1,565, US$3,688 and US$580 thousand in 2014, 2015 and 2016, respectively.

As of December 31, 2016, total unrecognized compensation cost related to non-vested share-based compensation awards granted under the Company’s stock option plans, net of estimated forfeitures, was nil.

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company’s closing stock price on the last trading day of fiscal year 2016 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2016. Intrinsic value will change in future periods based on the fair market value of the Company’s stock and the number of shares outstanding.

The total cash received from employees as a result of employee stock option exercises were US$514, US$494 and US$93 thousand for the years ended December 31, 2014, 2015 and 2016, respectively.

The related tax effect for stock-based compensation benefit (expense) were (US$24) thousand, US$561 thousand, and US$37 thousand for 2014, 2015 and 2016, respectively. The related tax effect for stock-based compensation expense for option and restricted stock units exercised during 2014, 2015 and 2016 was US$1,231 thousand, US$1,647 thousand and US$1,702 thousand, respectively. The related tax effect was determined using the applicable tax rates in jurisdictions to which this expense relates.

Restricted Stock Units

A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2014	3,921	2.90	0.43
Restricted stock units granted	1,923	5.13
Restricted stock units vested	(3,640)	2.96
Restricted stock units forfeited	(44)	4.92

Non-vested at December 31, 2014	2,160	4.90	0.31
Restricted stock units granted	2,000	6.83
Restricted stock units vested	(2,003)	4.96
Restricted stock units forfeited	(32)	5.85

Non-vested at December 31, 2015	2,125	6.65	0.73
Restricted stock units granted	1,446	12.67
Restricted stock units vested	(1,726)	6.46
Restricted stock units forfeited	(78)	6.57

Non-vested at December 31, 2016	1,767	11.65	0.47

As of December 31, 2016, there was US$5,719 thousand of total unrecognized compensation cost related to restricted stock units granted under the 2005 Plan and the 2015 Plan.

Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2014, 2015 and 2016.

	Year Ended December 31
	2014	2015	2016
	US$	US$	US$
Cost of sales	282	261	400
Research and development	6,773	6,565	10,529
Sales and marketing	1,746	1,790	3,122
General and administrative	1,546	1,802	3,313

	10,347	10,418	17,364